Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	PONIARD PHARMACEUTICALS, INC.
Entity Central Index Key	0000755806
Entity Filer Category	Smaller Reporting Company